Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Tax benefit of loss carryforwards	$ 628	$ 527
Liabilities currently not deductible for tax	263	219
Tax credit carryforwards	35	73
Unrealized loss on cash flow hedges and retirement liabilities	48	51
Deferred tax assets, Gross, Total	974	870
Valuation allowance against tax benefit of loss carryforwards	(504)	(454)
Other valuation allowance	(45)	(103)
Deferred Tax Assets, Net, Total	425	313
Tax depreciation in excess of book depreciation	199	135
Other assets book value in excess of tax value	77	20
Unrealized gain on cash flow hedges and retirement liabilities	19	8
Other	30	0
Deferred tax liabilities, total	325	163
Net deferred tax assets	$ 100	$ 150